Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-21	30/360 Days	30	Collection Period Start	1-Jan-21
Distribution Date	16-Feb-21	Actual/360 Days	32	Collection Period End	31-Jan-21
				Prior Month Settlement Date	15-Jan-21
				Current Month Settlement Date	16-Feb-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	1,049,366,307.93	1,004,315,673.81	0.737784
Yield Supplement Overcollaterization		43,835,194.41	29,400,914.99	27,705,795.32
Total Adjusted Pool Balance		1,361,260,676.66	1,019,965,392.94	976,609,878.49
Total Adjusted Securities		1,361,260,676.66	1,019,965,392.94	976,609,878.49	0.717430
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	341,991,448.59	303,248,222.91	0.722020
Class A-2b Notes	0.30650%	50,000,000.00	40,713,267.69	36,100,978.92	0.722020
Class A-3 Notes	0.55000%	470,000,000.00	470,000,000.00	470,000,000.00	1.000000
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	38,743,225.68	133,946.65	92.2457754	0.3189206
Class A-2b Notes	4,612,288.77	11,092.10	92.2457754	0.2218420
Class A-3 Notes	0.00	215,416.67	—	0.4583333
Class A-4 Notes	0.00	62,716.67	—	0.5916667
Certificates	0.00	0.00	—	—

Total Securities	43,355,514.45	423,172.09

I. COLLECTIONS

Interest:
Interest Collections				2,754,199.38
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,754,199.38
Principal:
Principal Collections				44,592,206.20
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				44,592,206.20
Recoveries of Defaulted Receivables				227,821.53

Total Collections				47,574,227.11

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			72,642	1,019,965,392.94
Total Principal Payment				43,355,514.45

			71,015	976,609,878.49

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	47,574,227.11
Reserve Account Draw	0.00
Total Available for Distribution	47,574,227.11
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	874,471.92
Servicing Fee Paid	874,471.92
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	133,946.65
Class A-2a Notes Monthly Interest Paid	133,946.65
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	11,092.10
Class A-2b Notes Monthly Interest Paid	11,092.10
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	215,416.67
Class A-3 Notes Monthly Interest Paid	215,416.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	62,716.67
Class A-4 Notes Monthly Interest Paid	62,716.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		423,172.09
Total Note Monthly Interest Paid		423,172.09
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		46,276,583.10
4. Total Monthly Principal Paid on the Notes		43,355,514.45
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		43,355,514.45
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,921,068.65
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,921,068.65

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.15%
Weighted Average Remaining Maturity		41.69

	Amount	Number
Principal on Defaulted Receivables	458,427.92	26
Principal Recoveries of Defaulted Receivables	227,821.53

Monthly Net Losses	230,606.39
Pool Balance at Beginning of Collection Period	1,049,366,307.93
Net Loss Ratio for Third Preceding Collection Period	0.49%
Net Loss Ratio for Second Preceding Collection Period	0.25%
Net Loss Ratio for Preceding Collection Period	-0.08%
Net Loss Ratio for Current Collection Period	0.26%
Four-Month Average Net Loss Ratio	0.23%
Cumulative Net Losses for all Periods	1,409,523.75

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,220,301.47	126	0.22%
61-90 Days Delinquent	617,874.44	43	0.06%
91-120 Days Delinquent	168,789.29	13	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,006,965.20	182	0.30%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.07%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.05%	0.05%
Delinquency Ratio for Preceding Collection Period	0.07%	0.06%
Delinquency Ratio for Current Collection Period	0.08%	0.08%
Four-Month Average Delinquency Ratio	0.07%	0.06%
60 Day Delinquent Receivables	810,052.52
Delinquency Percentage	0.08%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,667,137.50
Number of Extensions	140

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO